INCOME TAX	12 Months Ended
Dec. 31, 2013
INCOME TAX
INCOME TAX

10. INCOME TAX

        Income taxes are computed in accordance with Russian Federation and Dutch tax laws. The taxable income of Yandex LLC was subject to federal and local income tax at a combined nominal rate of 20% for 2011, 2012 and 2013. Yandex N.V. is incorporated in the Netherlands, and its taxable profits were subject to income tax at the rate of 25% in 2011, 2012 and 2013.

        Dividends paid to Yandex N.V. by its Russian subsidiaries are subject to a 5% dividend withholding tax, computed in accordance with the laws of the Russian Federation. Due to the so-called participation exemption, dividends distributed by the Company's Russian subsidiaries to Yandex N.V. are exempt from tax in the Netherlands.

        Provision for income taxes for the years ended December 31, 2011, 2012 and 2013 consisted of the following:

	2011	2012	2013	2013
	RUR	RUR	RUR	$
Current provision for income tax—Russia	(1,689)	(2,281)	(3,325)	(101.6)
Current provision for income tax—other	(25)	2	(111)	(3.3)
Deferred income tax (expense)/ benefit—Russia	115	(58)	175	5.3
Deferred income tax (expense)/ benefit—other	54	(14)	22	0.7

Total provision for income taxes	(1,545)	(2,351)	(3,239)	(98.9)

        The components of net income before income taxes for the years ended December 31, 2011, 2012 and 2013 are as follows:

	2011	2012	2013	2013
	RUR	RUR	RUR	$
Net income before income taxes—Russia	7,713	11,350	15,716	480.2
Net income before income taxes—other	(395)	(776)	997	30.4

Total net income before income taxes	7,318	10,574	16,713	510.6

        The significant majority of the Company's revenues and taxable income is generated in the Russian Federation. Yandex N.V., the Company's Dutch parent company, has no operations and primarily generates interest income and incurs corporate expenses. Therefore, the Company has reconciled its effective tax rate to its Russian statutory rate instead of to its Dutch statutory rate in the table below. The statutory Russian income tax rate reconciled to the Company's effective income tax rate is as follows for the years ended December 31, 2011, 2012 and 2013:

	2011	2012	2013	2013
	RUR	RUR	RUR	$
Expected provision at Russian statutory income tax rate of 20%	1,464	2,115	3,343	102.1
Effect of:
Tax on dividends	—	13	14	0.4
Non-deductible share-based compensation	49	75	146	4.5
Other expenses not deductible for tax purposes	49	183	83	2.5
Difference in foreign tax rates	(15)	(39)	(68)	(2.1)
Participation exemption on sale of equity investments	—	—	(393)	(12.0)
Other	(2)	4	(33)	(1.0)
Change in valuation allowance	—	—	147	4.5

Provision for income taxes	1,545	2,351	3,239	98.9

        Movements in the valuation allowance are as follows:

	2011	2012	2013	2013
	RUR	RUR	RUR	$
Balance at the beginning of the period	—	—	—	—
Charges to expenses	—	—	(147)	(4.5)

Balance at the end of the period	—	—	(147)	(4.5)

        As of December 31, 2012 and 2013, the Company included accruals for unrecognized income tax benefits totaling RUR 25 and RUR 10 ($0.3), respectively, as a component of other accrued liabilities and nil and RUR 15 ($0.5), respectively, as a component of accounts payable and accrued liabilities. RUR 21 ($0.6) of unrecognized income tax benefits, if recognized, would affect the effective tax rate. The changes in 2011, 2012 and 2013 include an increase of RUR 15 and decreases of RUR 13 and RUR 1 ($0.0), respectively, associated with interest and penalties. The interest and penalties recorded as a part of provision for income tax in 2011, 2012 and 2013 resulted in benefit of nil, RUR 13 and RUR 1 ($0.0), respectively. The decrease in 2012 relates to a change in the tax accounting method for software in SPB Software, Inc. (USA). The Company does not anticipate significant increases or decreases in unrecognized income tax benefits over the next twelve months.

        The Company believes it is more likely than not that all recognized income tax benefits will be sustained upon examination. However, income tax benefits in the amount of RUR 6 ($0.2) have a reasonable possibility of successfully being challenged by the tax authorities. The Company does not believe that any of the recognized income tax benefits have a reasonable possibility of successfully being challenged by the tax authorities within twelve months of December 31, 2013.

        A reconciliation of the total amounts of unrecognized income tax benefits is as follows:

	2011	2012	2013	2013
	RUR	RUR	RUR	$
Balance at the beginning of the period	15	97	25	0.8
Increases/(decreases) related to prior years tax positions	89	(72)	(3)	(0.1)
Increases related to current year tax positions	—	2	2	0.1
Settlements	(10)	—	—	—
Foreign currency translation adjustment	3	(2)	1	—

Balance at the end of the period	97	25	25	0.8

        Temporary differences between the tax and accounting bases of assets and liabilities give rise to the following deferred tax assets and liabilities as of December 31, 2012 and 2013:

	2012	2013	2013
	RUR	RUR	$
Assets/(liabilities) arising from tax effect of:
Deferred tax asset
Accrued expenses	222	387	11.9
Net operating loss carryforward	271	324	9.9
Other	8	40	1.2
Valuation allowance	—	(147)	(4.5)

Total deferred tax asset	501	604	18.5
Deferred tax liability
Convertible debt discount	—	(802)	(24.5)
Property and equipment	(325)	(268)	(8.2)
Intangible assets	(85)	(155)	(4.7)
Other	(51)	(41)	(1.3)

Total deferred tax liability	(461)	(1,266)	(38.7)
Net deferred tax asset/(liability)	40	(662)	(20.2)
Net deferred tax asset, current	456	596	18.2
Net deferred tax asset, non-current	35	3	0.1
Net deferred tax liability, current	(3)	(16)	(0.5)
Net deferred tax liability, non-current	(448)	(1,245)	(38.0)

        As of December 31, 2013, Yandex N.V. had net operating loss carryforwards ("NOLs") for Dutch income tax purposes of RUR 501 ($15.3). These NOLs expire in 2020, 2021 and 2022. As of December 31, 2013, a benefit of RUR 45 ($1.4) related to the Dutch NOLs described above and RUR 339 ($10.4) related to other tax effects would be recorded by the Company in additional paid-in capital if and when realized.

        The Company has not provided for dividend withholding taxes on the unremitted earnings of its foreign subsidiaries because they are considered permanently reinvested outside of the Netherlands. As of December 31, 2013, the cumulative amount of unremitted earnings upon which dividend withholding taxes have not been provided is approximately RUR 35,708 ($1,091.0). The Company estimates that the amount of the unrecognized deferred tax liability related to these earnings is approximately RUR 1,785 ($54.5).

        The tax years 2010 - 2013 remain open for examination by the Russian tax authorities with respect to Yandex LLC. As of December 31, 2013, Yandex LLC was under audit by the tax inspectorate for the 2010, 2011 and 2012 tax years. The tax years 2008 - 2013 remain open for examination by the Dutch tax authorities with respect to Yandex N.V.